Document and Entity Information	Jun. 18, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001743907
Document Type	8-K
Document Period End Date	Jun. 18, 2024
Entity Registrant Name	SUN COUNTRY AIRLINES HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40217
Entity Tax Identification Number	82-4092570
Entity Address, Address Line One	2005 Cargo Road
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55450
City Area Code	(651)
Local Phone Number	681-3900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	SNCY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false